Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)				Value of Initial Fixed $100 Investment Based On:			Company Selected Measure
Year	Timothy G. Wallace ($)	David H. Dupuy ($)	Timothy G. Wallace ($)	David H. Dupuy ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Company TSR(5) ($)	NAREIT All Equity REIT Index TSR(6) ($)	Net Income(7) ($)	Targeted Dividend Payout Ratio(8) (%)

2023	24,793,238	3,533,747	24,959,265	2,076,455	1,932,118	1,170,765	114.62	144.16	7,714,000	74
2022	4,540,328	n/a	1,654,573	n/a	2,304,256	1,356,528	158.89	124.22	22,019,000	74
2021	4,788,861	n/a	5,472,517	n/a	2,191,019	2,374,549	200.40	165.51	22,492,000	78
2020	3,737,563	n/a	5,082,204	n/a	2,165,944	2,732,964	192.54	117.14	19,077,000	87

Company Selected Measure Name	Targeted dividend payout ratio
Named Executive Officers, Footnote	Represents total compensation as calculated on the Summary Compensation Table ("SCT") for Timothy G. Wallace, who was our CEO and President until his passing on March 3, 2023 and David H. Dupuy, who was appointed as CEO and President on March 6, 2023.Average Summary Compensation for Year 2023, as calculated on the SCT includes William G. Monroe IV, who served as Chief Financial Officer and Executive Vice President, Leigh Ann Stach, who served as Chief Accounting Officer and Executive Vice President, and Timothy Meyer, who served as Executive Vice President-Asset Management. Average Summary Compensation for Years 2022 and 2021 as calculated on the SCT includes David Dupuy, who served as Chief Financial Officer and Executive Vice President, Leigh Ann Stach, who served as Chief Accounting Officer and Executive Vice President, and Timothy Meyer, who served as Executive Vice President-Asset Management. Average Summary Compensation for Year 2020 as calculated on the SCT includes David Dupuy, who served as Chief Financial Officer and Executive Vice President, Leigh Ann Stach, who served as Chief Accounting Officer and Executive Vice President, and Page Barnes, who served as our Chief Operating Officer and Executive Vice President.
Peer Group Issuers, Footnote	Cumulative TSR for the Company's Peer Group (NAREIT All Equity REIT Index) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of the SEC Regulation S-K), assuming dividend reinvestment, and the difference between the NAREIT All Equity REIT Index common share price at the end and the beginning of the measurement period by the common share price at the beginning of the measurement period.
PEO Total Compensation Amount		$ 4,540,328	$ 4,788,861	$ 3,737,563
PEO Actually Paid Compensation Amount				5,082,204
Adjustment To PEO Compensation, Footnote	Adjustments to Determine Compensation Actually Paid to Timothy G. Wallace (PEO) for the years 2023, 2022, 2021 and 2020 and to David H. Dupuy (PEO) for the year 2023 are shown in the table below.

	Timothy G. Wallace	David H. Dupuy	Timothy G. Wallace
	2023 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	24,793,238	3,533,747	4,540,328	4,788,861	3,737,563
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(1,015,989)	(2,125,913)	(2,820,373)	(3,164,711)	(2,530,931)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	—	1,545,147	2,450,331	3,055,580	2,504,933
Increase (Deduction) for Change in Fair Value from Prior Year End to Current Year End of Awards Granted in Prior Years that were Outstanding and Unvested as of Year End	—	(1,387,942)	(3,471,338)	38,081	785,536
Fair Value as of the Vesting Date of Awards Granted and Vested in the Same Year	848,056	—	—	—	—
Increase (Deduction) in Fair Value from the Vesting Date to Prior Year End for Awards Granted in Prior Years that Vested during the Year	319,137	—	—	—	—
Deduction for the Fair Value as of Prior Year End of Awards Forfeited or Cancelled during the Current Year	(264,741)	—	—	—	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	279,564	511,416	955,625	754,706	585,103
Total Adjustments	166,027	(1,457,292)	(2,885,755)	683,656	1,344,641
Compensation Actually Paid	24,959,265	2,076,455	1,654,573	5,472,517	5,082,204

Non-PEO NEO Average Total Compensation Amount	$ 1,932,118	2,304,256	2,191,019	2,165,944
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,170,765	1,356,528	2,374,549	2,732,964
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs are shown in the table below.

	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	1,932,118	2,304,256	2,191,019	2,165,944
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(1,235,251)	(1,432,502)	(1,432,215)	(1,485,580)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	908,424	1,244,515	1,382,175	1,488,488
Increase (Deduction) for Change in Fair Value from Prior Year End to Current Year End of Awards Granted in Prior Years that were Outstanding and Unvested as of Year End	(703,497)	(1,076,505)	10,338	316,825
Increase (Deduction) in Fair Value from the Vesting Date to Current Year End for Awards Granted in Prior Years that Vested during the Year	(4,320)	—	—	—
Deduction for the Fair Value as of Prior Year End of Awards Forfeited or Cancelled during the Current Year	(10,955)	—	—	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	284,246	316,764	223,232	247,287
Total Adjustments	(761,353)	(947,728)	183,530	567,020
Average Compensation Actually Paid	1,170,765	1,356,528	2,374,549	2,732,964

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
Company TSR and NAREIT All Equity REIT Index TSR are computed in accordance with Item 402(v) of Regulation S-K. These metrics are based on dividends and stock prices for each period presented. While the Company's cumulative TSR was (20)%, 28%, 21%, and 64%, respectively, (lower)higher for the years 2023, 2022, 2021 and 2020 than the cumulative TSR for the NAREIT All Equity REIT Index, the Company does not use this metric in determining executive compensation.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The amount of compensation actually paid to our executive officers is not directly linked to net income. The Company is a growing real estate company with its real estate portfolio as its largest asset. Though real estate over the long-term generally increases in value, the assets are depreciated over the useful life of each asset on our consolidated statements of income in accordance with generally accepted accounting principles. Consequently, depreciation expense continues to grow as our real estate portfolio grows which significantly reduces the Company's net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Targeted Dividend Payout Ratio
As described in more detail in Compensation Discussion and Analysis, the Company's Performance Award is measured using a targeted dividend for each year divided by actual AFFO for the trailing four quarters ended June 30 of each year. The CPA provides for a payment of a range from 0% to 150% of base salary based on decreasing calculated targeted dividend payout ratios moving from 95% to 80%. The targeted dividend payout ratios resulted in award percentages of 150% for each of the years 2023, 2022 and 2021 and 90% for 2020. Since the CPA targets 50% of each executive officer's base pay, the CPA resulted in bonus payments of 75%, 75%, 75% and 45%, respectively, for the years 2023, 2022, 2021 and 2020. Each of the executive officers elected to take these bonus payments in shares of restricted stock, through the Company's Alignment of Interest Program, that cliff vest in 8 years.
Compensation Actually Paid and 3-Year TSR Relative to our Peer Group
As described in more detail in Compensation Discussion and Analysis, the Company's 3-year Total Shareholder Return Award is designed to be a long term incentive award based on the Company's total shareholder return, as measured against our peer group for that year. The measurement period for this award is 12 consecutive quarters ended June 30 for each of the years 2023, 2022, 2021, and 2020. The maximum payout for the award is 100% of base salary each year, but ranges from 0% to 100% of base salary. For 2023, 2022, 2021 and 2020, the payout as a percentage of base salary was 25%, 25%, 100% and 100%, respectively, to the Company's PEO and other named executive officers. Awards under this program are issued in shares of restricted stock.
Compensation Actually Paid and 5-Year TSR Relative to our Peer Group
As described in more detail in Compensation Discussion and Analysis, the Company's 5-year Total Shareholder Return Award (1-year Total Shareholder Return Award for the year 2020) is designed to be a long term incentive award based on the Company's total shareholder return, as measured against our peer group for that year. The measurement period for this award is 20 consecutive quarters ended June 30 for each of the years 2023, 2022 and 2021, and 4 consecutive quarters ended June 30 for the year 2020. The maximum payout for the award is 100% of base salary each year, but ranges from 0% to 100% of base salary. For 2023, 2022 and 2021, the 5-year TSR payout as a percentage of base salary was 75%, 100%, and 100%, respectively, to the Company's PEO and other named executive officers. For 2020, the 1-year TSR payout as a percentage of base salary was 75% to the Company's PEO and other named executive officers. Awards under this program are issued in shares of restricted stock.

Tabular List, Table

Targeted Dividend Payout Ratio	3 YEAR TSR Relative to our Peer Group	5 YEAR TSR Relative to our Peer Group

Total Shareholder Return Amount	$ 114.62	158.89	200.40	192.54
Peer Group Total Shareholder Return Amount	144.16	124.22	165.51	117.14
Net Income (Loss)	$ 7,714,000	$ 22,019,000	$ 22,492,000	$ 19,077,000
Company Selected Measure Amount	0.74	0.74	0.78	0.87
Additional 402(v) Disclosure	Cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of the SEC Regulation S-K), assuming dividend reinvestment, and the difference between the Company's common share price at the end and the beginning of the measurement period by the common share price at the beginning of the measurement period.Represents audited Net Income per our Consolidated Statements of Income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021, and 2020.As described in greater detail in Compensation Discussion and Analysis, beginning on page 19 of this proxy statement, the Company's executive compensation program is designed to directly align the interests of our executive officers with those of the stockholders in a way that encourages prudent decision-making and links compensation to our overall performance. We use a combination of allowing the acquisition of shares of restricted stock in lieu of cash salary, as well as grants of restricted stock for incentive compensation as the primary means of delivering short-term and long-term compensation to our executive officers. We believe that restricted stock with long vesting periods align the interests of executive officers and stockholders and provide strong incentives to our executive officers to achieve long-term growth in our business, grow the value of our common stock and maintain or increase our dividends. For the years 2023, 2022 and 2021, our executive officers elected to receive 100% of their compensation (other than medical benefits and 401k contributions) in shares of restricted stock that cliff vest in 5 or 8 years.
Measure:: 1
Pay vs Performance Disclosure
Name	Targeted Dividend Payout Ratio
Non-GAAP Measure Description	Targeted dividend payout ratio measured using a target dividend for each year divided by actual AFFO for the trailing four quarters ended June 30 of each year as discussed in more detail in Compensation Discussion and Analysis.
Measure:: 2
Pay vs Performance Disclosure
Name	3 YEARTSR Relative to our Peer Group
Measure:: 3
Pay vs Performance Disclosure
Name	5 YEARTSR Relative to our Peer Group
Timothy G. Wallace [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 24,793,238	$ 4,540,328	$ 4,788,861	$ 3,737,563
PEO Actually Paid Compensation Amount	$ 24,959,265	1,654,573	5,472,517	5,082,204
PEO Name	Timothy G. Wallace
David H. Dupuy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,533,747
PEO Actually Paid Compensation Amount	$ 2,076,455
PEO Name	David H. Dupuy
PEO | Timothy G. Wallace [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 166,027	(2,885,755)	683,656	1,344,641
PEO | Timothy G. Wallace [Member] | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,015,989)	(2,820,373)	(3,164,711)	(2,530,931)
PEO | Timothy G. Wallace [Member] | Increase for Fair Value of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,450,331	3,055,580	2,504,933
PEO | Timothy G. Wallace [Member] | Increase (Deduction) for Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,471,338)	38,081	785,536
PEO | Timothy G. Wallace [Member] | Fair Value as of the Vesting Date of Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	848,056	0	0	0
PEO | Timothy G. Wallace [Member] | Increase (Deduction) in Fair Value from the Vesting Date to Prior Year End for Awards Granted in Prior Years that Vested during the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319,137	0	0	0
PEO | Timothy G. Wallace [Member] | Deduction for the Fair Value as of Prior Year End of Awards Forfeited or Cancelled during the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,741)	0	0	0
PEO | Timothy G. Wallace [Member] | Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,564	955,625	754,706	585,103
PEO | David H. Dupuy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,457,292)
PEO | David H. Dupuy [Member] | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,125,913)
PEO | David H. Dupuy [Member] | Increase for Fair Value of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,545,147
PEO | David H. Dupuy [Member] | Increase (Deduction) for Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,387,942)
PEO | David H. Dupuy [Member] | Fair Value as of the Vesting Date of Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David H. Dupuy [Member] | Increase (Deduction) in Fair Value from the Vesting Date to Prior Year End for Awards Granted in Prior Years that Vested during the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David H. Dupuy [Member] | Deduction for the Fair Value as of Prior Year End of Awards Forfeited or Cancelled during the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David H. Dupuy [Member] | Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,416
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(761,353)	(947,728)	183,530	567,020
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,235,251)	(1,432,502)	(1,432,215)	(1,485,580)
Non-PEO NEO | Increase for Fair Value of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	908,424	1,244,515	1,382,175	1,488,488
Non-PEO NEO | Increase (Deduction) for Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(703,497)	(1,076,505)	10,338	316,825
Non-PEO NEO | Deduction for the Fair Value as of Prior Year End of Awards Forfeited or Cancelled during the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,955)	0	0	0
Non-PEO NEO | Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	284,246	316,764	223,232	247,287
Non-PEO NEO | Increase (Deduction) in Fair Value from the Vesting Date to Current Year End for Awards Granted in Prior Years that Vested during the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,320)	$ 0	$ 0	$ 0